UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2835

                       AllianceBernstein Capital Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)                 AllianceBernstein Capital Reserves
================================================================================


 Principal
  Amount
   (000)   Security (a)            Yield               Value
---------------------------------------------------------------
           COMMERCIAL
           PAPER-44.7%
           Abbey National NA
$  26,000  6/21/04.............     1.13%          $ 25,860,871
           Amstel Funding Corp.
   52,000  1/28/04 (b).........     1.11             51,956,710
   50,000  4/15/04 (b).........     1.11             49,838,125
   75,000  3/15/04 (b).........     1.13             74,826,357
           ASB Bank, Ltd.
   29,000  2/23/04 (b).........     1.08             28,953,890
           Atlantis One Funding
           Corp.
   38,000  3/01/04 (b).........     1.08             37,931,600
   55,238  1/08/04 (b).........     1.09             55,226,293
   23,000  4/14/04 (b).........     1.10             22,926,911
           Bank of Ireland
   96,300  5/07/04 (b).........     1.17             95,902,522
           Banque Caisse
           d'Epargne L'Etat
   80,000  3/25/04.............     1.13             79,790,000
   85,000  3/31/04.............     1.13             84,760,938
   32,000  6/07/04.............     1.19             31,832,871
           Beta Finance, Inc.
   27,000  4/15/04 (b).........     1.15             26,909,437
           Caisse Nationale Des
           Caisses D'epargne
   80,000  3/09/04 (b).........     1.09             79,835,289
   50,000  3/12/04 (b).........     1.09             49,892,514
   64,000  1/26/04 (b).........     1.10             63,951,111
           CBA (Finance)
           Delaware, Inc.
   50,000  2/02/04.............     1.09             49,951,556
           CDC Commercial
           Paper, Inc.
   20,000  2/06/04 (b).........     1.08             19,978,400
   37,000  2/20/04 (b).........     1.08             36,944,500
   77,000  3/26/04 (b).........     1.08             76,803,650
           Citigroup Global
           Markets Holdings, Inc.
   64,000  1/29/04.............     1.08             63,946,240
           Corporate Receivables
           Corp.
   45,725  2/04/04 (b).........     1.09             45,677,929
           Credit Lyonnais Bank
   77,000  5/17/04.............     1.17             76,658,623
           Danske Corp.
   60,000  3/17/04.............     1.08             59,863,200
   33,000  5/13/04.............     1.16             32,858,577
           Den Norske Bank
   34,000  1/22/04.............     1.10             33,978,183
           Depfa Bank Plc
   13,400  1/15/04 (b).........     1.09             13,394,320
   26,000  1/28/04 (b).........     1.10             25,978,550
   63,900  3/05/04 (b).........     1.10             63,775,040
   60,000  3/19/04 (b).........     1.11             59,856,350
           Edison Asset
           Securitization
   67,701  1/12/04 (b).........     1.09             67,678,452
   56,000  1/22/04 (b).........     1.10             55,964,067
   56,000  2/02/04 (b).........     1.10             55,945,244
           Galaxy Funding, Inc.
   35,000  3/11/04 (b).........     1.09             34,925,819
   39,000  3/23/04 (b).........     1.11             38,901,395
           Gemini Securitization
           Corp.
   15,000  2/13/04 (b).........     1.09             14,980,471
   64,539  3/15/04 (b).........     1.09             64,394,397
           General Electric
           Capital Services, Inc.
   60,000  4/08/04.............     1.11             59,818,700
           Hamburg Landesbnk
   25,000  2/27/04.............     1.15             24,954,479
           HBOS Treasury
           Services Plc
   48,000  2/09/04.............     1.09             47,943,320
   26,000  3/16/04.............     1.10             25,940,687
   74,000  1/27/04.............     1.11             73,940,944
   33,000  2/23/04.............     1.11             32,946,072
   64,000  4/16/04.............     1.11             63,790,827
           HSBC Bank Plc
   80,000  3/10/04.............     1.09             79,832,866
   80,000  4/13/04.............     1.11             79,745,933
   34,000  3/09/04.............     1.14             33,926,787
   64,000  4/15/04.............     1.16             63,783,467
           HSH Norbank AG
   38,000  4/12/04.............     1.14             37,877,260
           ING Insurance
           Holdings, Inc.
   32,000  2/19/04.............     1.10             31,952,089
   48,000  3/16/04.............     1.10             47,890,000
   32,000  2/17/04.............     1.11             31,953,627
   50,000  3/05/04.............     1.11             49,901,333
           J.P. Morgan Chase
           & Co.
   96,000  1/15/04 (b).........     1.10             95,958,933
           KBC Financial
           Products, Ltd.
   80,000  2/19/04.............     1.10             79,880,222

STATEMENT OF NET ASSETS (continued)           AllianceBernstein Capital Reserves
================================================================================


 Principal
  Amount
   (000)   Security (a)            Yield               Value
---------------------------------------------------------------
           KfW International
           Finance, Inc.
$  65,500  4/23/04 (b).........     1.12%          $ 65,269,731
           Morgan Stanley
   33,000  2/20/04.............     1.08             32,950,500
   65,000  1/21/04.............     1.09             64,960,639
           National Bank of
           New Zealand
   64,000  4/01/04 (b).........     1.08             63,825,280
   32,000  3/22/04 (b).........     1.09             31,921,520
           Nordea North
           America, Inc.
   64,500  2/23/04.............     1.08             64,397,445
   64,500  2/24/04.............     1.08             64,395,510
           Nordeutsche
           Landesbank
   67,000  3/04/04 (b).........     1.09             66,872,197
   32,000  3/22/04 (b).........     1.09             31,921,520
   32,000  3/23/04 (b).........     1.09             31,920,551
   32,000  1/13/04 (b).........     1.10             31,988,267
   32,000  1/21/04.............     1.10             31,980,444
   56,000  2/10/04.............     1.10             55,931,867
   56,000  3/10/04.............     1.11             55,881,397
           Northern Rock Plc
   92,000  2/10/04.............     1.10             91,887,556
   48,000  2/17/04.............     1.11             47,930,440
           Preferred Receivables
           Funding
   16,000  1/27/04 (b).........     1.08             15,987,520
   10,000  3/22/04 (b).........     1.08             9,975,700
           Prudential Plc
   66,000  1/20/04.............     1.10             65,961,683
           San Paolo IMI Corp.
   17,916  3/16/04.............     1.08             17,875,689
   81,000  3/02/04.............     1.10             80,849,025
           Santander Finance
   64,000  1/30/04.............     1.11             63,942,773
           Scaldis Capital Llc
   48,000  3/24/04 (b).........     1.10             47,878,267
           Sheffield Receivables
           Corp.
   46,000  2/17/04 (b).........     1.06             45,936,341
   64,000  1/15/04 (b).........     1.09             63,972,871
           Shell Finance
   68,000  3/08/04.............     1.10             67,860,789
           Sigma Finance, Inc.
   25,000  2/03/04 (b).........     1.09             24,975,021
   10,000  3/16/04 (b).........     1.10              9,977,083
           Societe Generale NA,
           Inc.
   64,000  3/11/04.............     1.08             63,865,600
           Swedbank Forenings
   23,000  3/15/04.............     1.08             22,948,940
   52,000  3/26/04.............     1.11             51,863,717
           The Goldman Sachs
           Group, Inc.
   81,000  2/24/04 (b).........     1.11             80,865,135
   81,000  3/23/04 (b).........     1.12             80,793,360
           Unicredito Delaware, Inc.
   43,300  1/12/04.............     1.11             43,285,369
   64,000  2/17/04.............     1.11             63,907,253
           Westpac Capital Corp.
   50,000  5/04/04.............     1.08             49,814,000
   27,000  5/07/04.............     1.08             26,897,130
           Westpac Trust
   65,000  3/16/04.............     1.10             64,851,042
   19,500  3/24/04.............     1.11             19,450,096
           Yorktown Capital Llc
   64,000  1/20/04 (b).........     1.08             63,963,520
                                                 --------------
           Total Commercial Paper
           (amortized cost
           $4,796,620,736).....                   4,796,620,736
                                                 --------------
           U.S. GOVERNMENT
           SPONSORED
           AGENCY
           OBLIGATIONS-32.1%
           Federal Home Loan
           Bank
  685,600  1.03%, 9/27/04 FRN..     1.07            685,396,913
  325,000  1.04%, 8/25/04 FRN..     1.07            324,925,862
  190,000  7/06/04.............     1.23            190,000,000
  111,000  9/22/04.............     1.43            111,000,000
           Federal Home Loan
           Mortgage Corporation
   33,564  2/05/04.............     1.09             33,528,431
   35,900  2/19/04.............     1.09             35,846,983
  126,000  2/26/04.............     1.09            125,786,360
   15,500  3/04/04.............     1.09             15,470,434
   73,408  2/27/04.............     1.10             73,280,148
   52,000  4/22/04.............     1.14             51,815,573
  204,000  5/20/04.............     1.14            203,094,317
  111,000  8/20/04.............     1.17            111,000,000

                                              AllianceBernstein Capital Reserves
================================================================================


 Principal
  Amount
   (000)   Security (a)            Yield               Value
---------------------------------------------------------------
           Federal National
           Mortgage Association
$ 128,000  1.04%, 10/28/04 FRN.     1.08%          $127,957,893
  370,000  1.08%, 2/11/05 FRN..     1.10            369,917,339
   83,000  5/28/04.............     1.09             82,629,774
   98,000  3/31/04.............     1.10             97,730,500
  145,500  4/07/04.............     1.10            145,068,754
  190,000  7/06/04.............     1.11            190,000,000
   60,000  3/01/04.............     1.14             59,886,000
   60,000  3/08/04.............     1.14             59,872,700
   60,000  3/15/04.............     1.14             59,859,400
   40,000  4/21/04.............     1.14             39,859,400
  105,000  5/05/04.............     1.15            104,582,153
  154,800  12/30/04............     1.61            154,800,000
                                                 --------------
           Total U.S. Government
           Sponsored Agency
           Obligations
           (amortized cost
           $3,453,308,934).....                   3,453,308,934
                                                 --------------
           CERTIFICATES OF
           DEPOSIT-16.6%
           Barclays Bank Plc
   42,000  1.09%, 3/05/04......     1.06             42,002,174
           Bayerische
           Landesbank FRN
  104,000  1.14%, 3/18/04......     1.13            104,003,000
           BNP Paribas
   50,000  1.10%, 4/19/04......     1.08             50,002,209
  113,000  1.11%, 3/22/04......     1.10            113,001,266
           Canadian Imperial
           Bank FRN
   64,000  1.09%, 5/28/04......     1.09             64,000,000
           Citibank NA
   65,000  1.09%, 2/23/04......     1.09             65,000,000
           Credit Agricole
           Indosuez
   75,000  1.11%, 2/11/04......     1.10             75,000,749
   55,000  1.11%, 3/12/04......     1.10             55,001,037
   63,000  1.12%, 3/08/04......     1.12             63,000,000
           Credit Lyonnais Bank
   48,000  1.11%, 3/03/04......     1.07             48,000,824
           HSH Norbank AG
   64,000  1.08%, 2/09/04......     1.08             64,000,000
   64,000  1.08%, 2/25/04......     1.08             64,000,000
   65,000  1.10%, 2/26/04......     1.10             65,000,000
           Landesbank Hessen
           Thueringen
  118,000  1.11%, 3/03/04......     1.10            118,002,020
           M & I Marshall &
           Iisley Bank
   64,000  1.08%, 3/18/04......     1.08             64,000,000
           Natexis Banque
   80,000  1.10%, 1/20/04......     1.10             80,000,000
   11,000  1.10%, 1/21/04......     1.10             11,000,000
    7,000  1.11%, 2/06/04......     1.11             7,000,035
   64,000  1.21%, 5/27/04......     1.19             64,003,894
           Nordea Bank
           Finland Plc
   32,000  1.27%, 8/04/04......     1.03             31,994,261
           Nordeutsche
           Landesbank
   32,000  1.11%, 2/17/04......     1.11             32,000,000
           Svenska
           Handelsbanken
  131,000  1.08%, 2/13/04......     1.08            130,999,656
   63,000  1.10%, 1/26/04......     1.10             63,000,000
           Toronto Dominion
           Bank
   82,000  1.08%, 2/25/04......     1.08             82,000,000
   29,000  1.09%, 3/12/04......     1.09             29,000,000
           WestLB AG
  115,000  1.11%, 2/27/04......     1.11            115,000,000
   79,000  1.14%, 3/29/04......     1.14             79,000,000
                                                 --------------
           Total Certificates of
           Deposit
           (amortized cost
           $1,779,011,125).....                   1,779,011,125
                                                 --------------
           CORPORATE
           OBLIGATIONS-6.6%
           Aid Housing Guaranty
           Project FRN
    8,125  1.60%, 12/01/16.....     1.60              8,125,000
           Beta Finance, Inc. FRN
   64,000  1.09%, 2/05/04 (b)..     1.09             64,000,000
           Centauri Corp. FRN
   50,000  1.06%, 5/12/04 (b)..     1.07             49,999,549
   64,000  1.09%, 1/30/04 (b)..     1.09             64,000,000
           Citigroup Global
           Markets Holdings,
           Inc. FRN
   96,000  1.10%, 3/25/04......     1.10             96,000,000
           Dorada Finance, Inc.
           FRN
   64,000  1.08%, 2/18/04 (b)..     1.08             64,000,000

STATEMENT OF NET ASSETS (continued)           AllianceBernstein Capital Reserves
================================================================================


 Principal
  Amount
   (000)   Security (a)            Yield               Value
---------------------------------------------------------------
           European Investment
           Bank
$  37,000  4.75%, 4/26/04......     1.23%          $ 37,408,396
           J.P. Morgan Chase &
           Co. FRN
   50,000  1.13%, 7/07/04......     1.13             50,000,000
           K2 (USA) Llc FRN
   65,000  1.09%, 2/12/04 (b)..     1.09             65,000,000
   65,000  1.09%, 2/17/04 (b)..     1.09             65,000,000
   20,000  1.32%, 4/15/04 (b)..     1.32             20,000,000
           Sigma Finance, Inc.
           FRN MTN
   65,000  1.09%, 4/05/04 (b)..     1.10             64,998,304
   63,000  1.09%, 7/16/04 (b)..     1.10             62,996,618
                                                ---------------
           Total Corporate
           Obligations
           (amortized cost
           $711,527,867).......                     711,527,867
                                                ---------------
           REPURCHASE
           AGREEMENT-0.0%
           Dresdner Bank
    4,100  0.875%, dated 12/31/03,
           due 01/02/04 in the
           amount of $4,100,199
           (cost $4,100,000;
           collateralized by
           $4,145,000 U.S.
           Treasury Notes,
           1.875% to 3.25%, due
           12/31/05 to 08/15/08,
           value $ 4,185,551)
           (amortized cost
           $4,100,000).........     0.88             4,100,000
                                                ---------------
           TOTAL
           INVESTMENTS-100.0%
           (amortized cost
           $10,744,568,662)....                 $10,744,568,662
           Other assets less
           liabilities-0.0%....                      (2,027,230)
                                                ---------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           10,742,849,167 shares
           outstanding)........                 $10,742,541,432
                                                ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate market value of these securities amounted to $2,697,346,633 or 25.1% of net assets.

   Glossary of Terms:

   FRN -  Floating Rate Note

   MTN -Medium Term Note

   See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                              AllianceBernstein Capital Reserves
================================================================================



INVESTMENT INCOME
   Interest.............................................................                      $     62,058,484
EXPENSES
   Advisory fee (Note B)................................................        $25,363,598
   Distribution assistance and administrative service (Note C)..........         23,690,933
   Transfer agency (Note B).............................................          3,824,462
   Printing.............................................................            309,168
   Custodian fees.......................................................            300,402
   Registration fees....................................................            104,342
   Audit and legal fees.................................................             14,072
   Trustees' fees.......................................................             10,974
   Miscellaneous........................................................             26,592
                                                                           ----------------
   Total expenses.......................................................         53,644,543
   Less: expense offset arrangement (Note B)............................             (1,380)
                                                                           ----------------
   Net expenses.........................................................                            53,643,163
                                                                                              ----------------
   Net investment income................................................                             8,415,321
REALIZED LOSS ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions.........................                               (20,107)
                                                                                              ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                      $      8,395,214
                                                                                              ================





STATEMENT OF CHANGES IN NET ASSETS
================================================================================


                                                                           Six Months Ended
                                                                           December 31, 2003     Year Ended
                                                                              (unaudited)      June 30, 2003
                                                                           ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................   $      8,415,321   $     75,456,995
   Net realized gain (loss) on investment transactions..................            (20,107)           181,742
                                                                           ----------------   ----------------
   Net increase in net assets from operations...........................          8,395,214         75,638,737
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................         (8,415,321)       (75,456,995)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E)................................................     (1,027,107,163)    (1,228,508,359)
                                                                           ----------------   ----------------
   Total decrease.......................................................     (1,027,127,270)    (1,228,326,617)
NET ASSETS
   Beginning of period..................................................     11,769,668,702     12,997,995,319
                                                                           ----------------   ----------------
   End of period........................................................   $ 10,742,541,432   $ 11,769,668,702
                                                                           ================   ================


-------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)                 AllianceBernstein Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies
AllianceBernstein Capital Reserves (the "Trust"), formerly Alliance Capital Reserves, is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios:
AllianceBernstein Capital Reserves (the "Portfolio"), formerly Alliance Capital Reserves and AllianceBernstein Money Reserves, formerly Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements
It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion.

Prior to July 1, 2003, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed .98% of its average daily net assets for any fiscal year.

                                              AllianceBernstein Capital Reserves
================================================================================

Effective July 1, 2003, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed .97% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,833,128 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $1,380 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $13,825,557. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $9,865,376, of which $61,000 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The dividends paid by the Portfolio for the year ended June 30, 2003 are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. At December 31, 2003, capital paid-in aggregated $10,742,849,167. Transactions, all at $1.00 per share, were as follows:

                                                                           Six Months Ended      Year Ended
                                                                           December 31, 2003      June 30,
                                                                              (unaudited)           2003
                                                                           ----------------   ----------------
Shares sold.............................................................      8,311,043,675     15,942,210,681
Shares issued on reinvestment of dividends..............................          8,415,321         75,456,995
Shares redeemed.........................................................     (9,346,566,159)   (17,246,176,035)
                                                                           ----------------   ----------------
Net decrease............................................................     (1,027,107,163)    (1,228,508,359)
                                                                           ================   ================


FINANCIAL HIGHLIGHTS

                                              AllianceBernstein Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                     Six Months
                                        Ended
                                    December 31,
                                        2003                          Year Ended June 30,
                                                 -------------------------------------------------------------
                                     (unaudited)    2003         2002        2001         2000        1999
                                    -----------  ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of
   period.........................      $1.00       $1.00        $1.00       $1.00       $ 1.00       $1.00
                                       ------      ------       ------      ------       ------      ------
Income From Investment Operations
---------------------------------
Net investment income.............       .001        .006         .016        .051         .049        .043
                                       ------      ------       ------      ------       ------      ------
Less: Dividends
---------------
Dividends from net investment
   income.........................      (.001)      (.006)       (.016)      (.051)       (.049)      (.043)
                                       ------      ------       ------      ------       ------      ------
Net asset value, end of period....     $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                       ======      ======       ======      ======       ======      ======
Total Return
------------
Total investment return based on
   net asset value (a)............        .08%        .60%        1.58%       5.18%        4.97%       4.40%
Ratios/Supplemental Data
------------------------
Net assets, end of period
   (in millions)..................    $10,743     $11,770      $12,998     $13,405      $10,182     $10,278
Ratio to average net assets of:
   Expenses.......................        .97%(b)     .98%        1.00%       1.00%        1.00%        .99%
   Net investment income..........        .15%(b)     .61%        1.58%       4.99%        4.88%       4.29%


--------------------------------------------------------------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b) Annualized.

                                              AllianceBernstein Capital Reserves
================================================================================


AllianceBernstein Capital Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672



TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)



OFFICERS
Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
John J. Kelley, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
Raymond J. Papera, Senior Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

(This page left intentionally blank.)

(This page left intentionally blank.)

AllianceBernstein
Capital
Reserves




[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Semi-Annual Report
December 31, 2003
(unaudited)

AllianceBernstein Capital Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Capital Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1  Option 2

Fund Code 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ACRSR1203

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.      DESCRIPTION OF EXHIBIT
     -----------      ----------------------

     11 (b) (1)       Certification of Principal Executive Officer
                      Pursuant to Section 302 of the Sarbanes-Oxley
                      Act of 2002

     11 (b) (2)       Certification of Principal Financial Officer
                      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Capital Reserves

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         Chief Executive Officer

Date:    February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         Chief Executive Officer

Date:    February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    February 26, 2004